Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current liabilities
Unsecured bank loans	₺ 25,494,990	₺ 25,793,259
Secured bank loans	3,950,491	3,775,341
Lease liabilities	1,655,783	3,595,270
Debt securities issued	26,845,384	28,021,429
Total non-current liabilities	57,946,648	61,185,299
Current liabilities
Unsecured bank loans	19,569,422	21,207,113
Secured bank loans	773,762	1,393,368
Lease liabilities	771,805	1,438,923
Debt securities issued	5,022,572	3,512,682
Total current liabilities	₺ 26,137,561	₺ 27,552,086